UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Municipal High Income Fund
Class A [STXAX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Western Asset Municipal High Income Fund returned 6.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.
Western Asset Municipal High Income Fund	PAGE 1	7187-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	6.73	1.74	2.94
Class A (with sales charge)	2.77	0.86	2.49
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Western Asset Municipal High Income Fund	PAGE 2	7187-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7187-ATSR-0924

Western Asset Municipal High Income Fund
Class C [SMHLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Western Asset Municipal High Income Fund returned 6.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.
Western Asset Municipal High Income Fund	PAGE 1	7488-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	6.07	1.18	2.36
Class C (with sales charge)	5.07	1.18	2.36
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
Western Asset Municipal High Income Fund	PAGE 2	7488-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7488-ATSR-0924

Western Asset Municipal High Income Fund
Class I [LMHIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$65	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class I shares of Western Asset Municipal High Income Fund returned 6.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.
Western Asset Municipal High Income Fund	PAGE 1	7470-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class I	6.86	1.92	3.11
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Municipal High Income Fund	PAGE 2	7470-ATSR-0924

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Municipal High Income Fund	PAGE 3	7470-ATSR-0924

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2023 and July 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,336 in July 31, 2023 and $134,336 in July 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2023 and $0 in July 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2023 and $29,750 in July 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in July 31, 2023 and $0 in July 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $350,359 in July 31, 2023 and $342,635 in July 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

	b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

	(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

	(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Municipal High Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Alabama — 3.6%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$425,666 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	470,370 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,828,122
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,242,135
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,737,812
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	625,108 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	805,150
Total Alabama				12,134,363
Alaska — 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	614,354 (c)
Arizona — 5.1%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	506,869 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	3,044,570 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	757,342 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,181,381 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,527,383 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	865,466 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,005,293 (d)
Total Arizona				16,888,304
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	750,000	788,906 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — 11.6%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$1,100,000	$1,167,769 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,253,311 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,290,687 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,517,232 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	456,953
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	674,864
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	600,471 (d)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	750,319 (d)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	2,250,000	2,255,461
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	17,236,554
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	263,110
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	515,407
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,118,444
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,522,319
Total California				38,622,901
Colorado — 2.8%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	500,425
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	501,354
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,003,001
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$4,450,000	$5,506,871
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	503,719
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,204,283
Total Colorado				9,219,653
District of Columbia — 0.6%
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,750,000	1,888,312 (c)
Florida — 5.5%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	4,140,738 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,024,168
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,015,112
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,213,921 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	997,343 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	1,000,000	1,027,567 (c)
Brightline Passenger Rail Project, Refunding	5.500%	7/1/53	1,000,000	1,039,859 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	2,950,000	3,082,658 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,600,413 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	530,346
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	765,895
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	230,335
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	979,904
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$355,000	$4 *(e)(f)(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	650,000	670,177 (d)
Total Florida				18,318,440
Georgia — 1.3%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	852,801
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	531,583
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,214,565
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,292,351
Series C	5.000%	9/1/30	500,000	534,797 (a)(b)
Total Georgia				4,426,097
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	644,631
Illinois — 12.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,025,842
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	522,132
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,098,102
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	102,138
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,258,742
Series A	5.000%	12/1/35	2,000,000	2,094,313
Series D	5.000%	12/1/46	750,000	752,547
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,316,481
Series A, Refunding	5.000%	1/1/28	1,500,000	1,561,407
Series A, Refunding	6.000%	1/1/38	1,250,000	1,298,239
Series C, Refunding	5.000%	1/1/25	1,000,000	1,004,646
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,010,692 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,007,965 (c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$4,000,000	$4,034,528
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	279,376
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,321 (c)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	767,915
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,072,021
Series A	5.000%	3/1/46	1,000,000	1,057,283
Series A, Refunding	5.000%	10/1/29	2,900,000	3,096,828
Series A, Refunding	5.000%	10/1/30	1,475,000	1,567,216
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,170,039
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,969,760
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	776,495
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,442,730
Total Illinois				42,541,758
Indiana — 1.4%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,188,388
Marion General Hospital, Series A	4.000%	7/1/45	500,000	466,316
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	505,973
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,485,601 (c)
Total Indiana				4,646,278
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$1,800,000	$1,905,422 (a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	1,300,000	1,380,871
Total Iowa				3,286,293
Kentucky — 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,009,882 (a)(b)
Louisiana — 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,025,084
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	960,543
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	467,666
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	968,343 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	728,657 (a)(b)
Total Louisiana				4,150,293
Maryland — 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	943,477
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	309,369 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,024,925 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	481,304
Frederick Health System, Refunding	4.000%	7/1/50	725,000	686,158
Total Maryland				3,445,233
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,074,614
Michigan — 1.0%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	750,000	752,035
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$1,250,000	$1,171,313
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	491,247
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	95,000	97,481
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	866,822 (c)
Total Michigan				3,378,898
Minnesota — 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,607,946 (c)
Missouri — 1.5%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,056,669
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,049,550
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,002,614
Total Missouri				5,108,833
Nebraska — 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,474,628
Nevada — 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,304,313 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,017,650 (d)
Total Nevada				3,321,963
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	739,386
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 4.3%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	$2,000,000	$1,914,789
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,187,973 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	500,000	525,465
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,122,067
Transportation System, Series A, Refunding	5.000%	6/15/37	1,000,000	1,122,136
Transportation System, Series A, Refunding	5.000%	6/15/38	4,000,000	4,484,656
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	514,821
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	1,500,000	1,658,020 (h)
Total New Jersey				14,529,927
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	705,312
New York — 9.4%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	782,336 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,101,719
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	488,973
Series A-2	5.000%	5/15/30	1,000,000	1,080,006 (a)(b)
Series B, Refunding	5.000%	11/15/37	500,000	514,828
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	728,083
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,530,730
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	903,247 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	757,435 (c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	$2,000,000	$1,930,547 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	10,033,026 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	6,125,000	6,355,112 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,098,397 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,199,708 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,439,901 (c)(i)
Consolidated Series 221	4.000%	7/15/55	500,000	463,449 (c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	984,125
Total New York				31,391,622
North Carolina — 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,621,051
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	641,589
Ohio — 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,205,699
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	905,182 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,891,033 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,657,841 (c)
Total Ohio				5,659,755
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$508,710
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,008,322
Total Oklahoma				1,517,032
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,209,814
Pennsylvania — 4.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	984,855
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,779,845
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	1,000,000	1,026,249
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Revenue, PPL Energy Supply Project, Refunding	5.250%	6/1/27	1,700,000	1,727,913 (a)(b)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,141,283 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,581,517 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,204,537
Total Pennsylvania				14,446,199
Puerto Rico — 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,639,779 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	40,796
Restructured, Series A-1	5.375%	7/1/25	26,131	26,349
Restructured, Series A-1	5.625%	7/1/27	51,860	54,142
Restructured, Series A-1	5.625%	7/1/29	51,018	54,820
Restructured, Series A-1	5.750%	7/1/31	49,554	54,936
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	4.000%	7/1/33	$46,990	$47,234
Restructured, Series A-1	4.000%	7/1/35	442,237	435,685
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,104,587
Restructured, Series A-1	4.000%	7/1/41	299,287	281,688
Restructured, Series A-1	4.000%	7/1/46	51,258	47,105
Subseries CW	0.000%	11/1/43	207,750	127,507 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	670,950 *(e)
Series A	5.050%	7/1/42	215,000	101,588 *(e)
Series XX	5.250%	7/1/40	2,130,000	1,006,425 *(e)
Series ZZ, Refunding	—	7/1/18	350,000	164,500 *(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	681,169
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,155,176
Restructured, Series A-1	4.550%	7/1/40	130,000	130,180
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,253,414
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,151,013
Restructured, Series A-2	4.329%	7/1/40	720,000	716,126
Total Puerto Rico				16,945,169
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	392,000 *(e)
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	978,754
Tennessee — 0.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	984,608
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	750,000	817,027
Total Tennessee				1,801,635
Texas — 11.7%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	784,317 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,776,207
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
CAB, Refunding	0.000%	1/1/38	$2,000,000	$1,143,903
CAB, Refunding	0.000%	1/1/40	2,200,000	1,117,567
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,631,547 (c)(h)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,000,471 (c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,509,742 (c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,007,167 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	963,669 (c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,530,347 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	112,481 (c)
Series 2017	5.000%	11/1/36	110,000	112,017 (c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,086,394
Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	500,028
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	737,211
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	172,912 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,011,157
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,191,716
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	2,805,000	2,893,383
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	$1,500,000	$1,510,404 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	518,645
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	649,878 (c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	195,000	187,027
Total Texas				39,148,190
Utah — 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	365,180
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	643,779
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	760,127
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	474,711
Series A	5.375%	10/15/40	1,150,000	1,185,116
Total Utah				3,428,913
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	530,986
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	781,542 (c)
Total Virginia				1,312,528
Washington — 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,208,666
Wisconsin — 1.4%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	304,535
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	$700,000	$666,685
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,521,389
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	696,122 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	547,376
Total Wisconsin				4,736,107

Total Municipal Bonds (Cost — $322,096,580)				326,006,229
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 3.6%
New York — 3.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,351,864
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,691,383
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	4,036,698

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,710,994)				12,079,945
Total Investments before Short-Term Investments (Cost — $333,807,574)				338,086,174

Short-Term Investments — 1.2%
Municipal Bonds — 1.2%
Georgia — 0.2%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	3.800%	11/1/62	550,000	550,000 (c)(l)(m)
Missouri — 0.3%
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.500%	5/15/38	1,200,000	1,200,000 (l)(m)
New York — 0.6%
New York City, NY, GO, Series D, LOC - TD Bank N.A.	3.150%	8/1/40	1,950,000	1,950,000 (l)(m)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	4.000%	8/1/34	$100,000	$100,000 (l)(m)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.150%	8/1/34	300,000	300,000 (l)(m)
Total Oregon				400,000

Total Short-Term Investments (Cost — $4,100,000)				4,100,000
Total Investments — 102.3% (Cost — $337,907,574)				342,186,174
TOB Floating Rate Notes — (1.9)%				(6,265,000)
Other Liabilities in Excess of Other Assets — (0.4)%				(1,305,703)
Total Net Assets — 100.0%				$334,615,471

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of July 31, 2024.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of July 31, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
July 31, 2024
 Western Asset Municipal High Income Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
At July 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	82	9/24	$10,178,189	$10,493,438	$315,249
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investments, at value (Cost — $337,907,574)	$342,186,174
Cash	92,030
Interest receivable	3,004,142
Receivable for Fund shares sold	254,685
Receivable from brokers — net variation margin on open futures contracts	61,500
Deposits with brokers for open futures contracts	409
Prepaid expenses	29,411
Total Assets	345,628,351
Liabilities:
TOB Floating Rate Notes (Note 1)	6,265,000
Payable for securities purchased	3,244,380
Payable for Fund shares repurchased	1,008,593
Distributions payable	147,797
Investment management fee payable	119,894
Interest and commitment fees payable	83,047
Service and/or distribution fees payable	30,990
Trustees’ fees payable	39
Accrued expenses	113,140
Total Liabilities	11,012,880
Total Net Assets	$334,615,471
Net Assets:
Par value (Note 7)	$257
Paid-in capital in excess of par value	357,208,350
Total distributable earnings (loss)	(22,593,136)
Total Net Assets	$334,615,471
Net Assets:
Class A	$213,237,023
Class C	$6,512,916
Class I	$114,865,532
Shares Outstanding:
Class A	16,358,329
Class C	502,324
Class I	8,859,274
Net Asset Value:
Class A (and redemption price)	$13.04
Class C*	$12.97
Class I (and redemption price)	$12.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$13.55

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Statement of Operations
For the Year Ended July 31, 2024

Investment Income:
Interest	$15,677,314
Expenses:
Investment management fee (Note 2)	1,457,887
Service and/or distribution fees (Notes 2 and 5)	370,820
Interest expense (Note 1)	245,087
Transfer agent fees (Notes 2 and 5)	216,505
Registration fees	72,273
Fund accounting fees	69,831
Audit and tax fees	43,962
Shareholder reports	16,255
Legal fees	15,184
Trustees’ fees	7,841
Commitment fees (Note 8)	2,841
Insurance	2,425
Custody fees	314
Miscellaneous expenses	7,994
Total Expenses	2,529,219
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(58,374)
Net Expenses	2,470,845
Net Investment Income	13,206,469
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(1,521,879)
Futures contracts	(221,717)
Net Realized Loss	(1,743,596)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	9,494,614
Futures contracts	315,249
Change in Net Unrealized Appreciation (Depreciation)	9,809,863
Net Gain on Investments and Futures Contracts	8,066,267
Increase in Net Assets From Operations	$21,272,736
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2024	2023
Operations:
Net investment income	$13,206,469	$13,152,688
Net realized loss	(1,743,596)	(5,576,652)
Change in net unrealized appreciation (depreciation)	9,809,863	(8,056,277)
Increase (Decrease) in Net Assets From Operations	21,272,736	(480,241)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,951,356)	(13,080,954)
Decrease in Net Assets From Distributions to Shareholders	(12,951,356)	(13,080,954)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	81,152,699	84,051,826
Reinvestment of distributions	11,194,230	11,132,933
Cost of shares repurchased	(88,703,733)	(135,949,737)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,643,196	(40,764,978)
Increase (Decrease) in Net Assets	11,964,576	(54,326,173)
Net Assets:
Beginning of year	322,650,895	376,977,068
End of year	$334,615,471	$322,650,895
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.70	$13.15	$14.73	$14.07	$14.27
Income (loss) from operations:
Net investment income	0.51	0.49	0.42	0.46	0.51
Net realized and unrealized gain (loss)	0.33	(0.45)	(1.58)	0.65	(0.20)
Total income (loss) from operations	0.84	0.04	(1.16)	1.11	0.31
Less distributions from:
Net investment income	(0.50)	(0.49)	(0.42)	(0.45)	(0.51)
Total distributions	(0.50)	(0.49)	(0.42)	(0.45)	(0.51)
Net asset value, end of year	$13.04	$12.70	$13.15	$14.73	$14.07
Total return[2]	6.73%	0.42%	(7.96)%	7.98%	2.32%
Net assets, end of year (millions)	$213	$213	$236	$284	$274
Ratios to average net assets:
Gross expenses	0.81%	0.80%	0.83%	0.82%	0.82%
Net expenses	0.81	0.80 [3]	0.83	0.82 [3]	0.82 [3]
Net investment income	4.03	3.91	3.03	3.19	3.66
Portfolio turnover rate	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.64	$13.08	$14.64	$14.00	$14.19
Income (loss) from operations:
Net investment income	0.44	0.42	0.34	0.38	0.44
Net realized and unrealized gain (loss)	0.32	(0.44)	(1.56)	0.63	(0.20)
Total income (loss) from operations	0.76	(0.02)	(1.22)	1.01	0.24
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.34)	(0.37)	(0.43)
Total distributions	(0.43)	(0.42)	(0.34)	(0.37)	(0.43)
Net asset value, end of year	$12.97	$12.64	$13.08	$14.64	$14.00
Total return[2]	6.07%	(0.08)%	(8.40)%	7.34%	1.74%
Net assets, end of year (000s)	$6,513	$9,148	$12,926	$23,250	$31,104
Ratios to average net assets:
Gross expenses	1.37%	1.36%	1.39%	1.38%	1.39%
Net expenses	1.37	1.36 [3]	1.39	1.38	1.39 [3]
Net investment income	3.47	3.34	2.46	2.64	3.10
Portfolio turnover rate	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.64	$13.08	$14.65	$14.00	$14.19
Income (loss) from operations:
Net investment income	0.53	0.51	0.44	0.48	0.54
Net realized and unrealized gain (loss)	0.32	(0.44)	(1.57)	0.65	(0.20)
Total income (loss) from operations	0.85	0.07	(1.13)	1.13	0.34
Less distributions from:
Net investment income	(0.52)	(0.51)	(0.44)	(0.48)	(0.53)
Total distributions	(0.52)	(0.51)	(0.44)	(0.48)	(0.53)
Net asset value, end of year	$12.97	$12.64	$13.08	$14.65	$14.00
Total return[2]	6.86%	0.67%	(7.79)%	8.18%	2.49%
Net assets, end of year (millions)	$115	$101	$128	$183	$175
Ratios to average net assets:
Gross expenses	0.68%	0.67%	0.70%	0.69%	0.69%
Net expenses[3,4]	0.63	0.62	0.66	0.65	0.65
Net investment income	4.21	4.08	3.19	3.35	3.83
Portfolio turnover rate	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective November 30, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’
consent. Prior to November 30, 2022, the expense limitation was 0.65%.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to
Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Municipal High Income Fund 2024 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$326,006,225	$4	$326,006,229
Municipal Bonds Deposited in Tender Option Bond Trusts	—	12,079,945	—	12,079,945
Total Long-Term Investments	—	338,086,170	4	338,086,174
Short-Term Investments†	—	4,100,000	—	4,100,000
Total Investments	—	$342,186,170	$4	$342,186,174
Other Financial Instruments:
Futures Contracts††	$315,249	—	—	$315,249
Total	$315,249	$342,186,170	$4	$342,501,423

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying
Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended July 31, 2024, the average daily amount of floating rate notes outstanding was $5,860,628 and weighted average interest rate was 4.04%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Western Asset Municipal High Income Fund 2024 Annual Report

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while
Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required

Western Asset Municipal High Income Fund 2024 Annual Report

in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the year ended July 31, 2024, fees waived and/or expenses reimbursed amounted to $58,374.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at July 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires July 31, 2025	$357	$16	$52,327
Expires July 31, 2026	—	—	58,374
Total fee waivers/expense reimbursements subject to recapture	$357	$16	$110,701
For the year ended July 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,685 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended July 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$3,756	—
CDSCs	8,754	$3,010
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common

Western Asset Municipal High Income Fund 2024 Annual Report

investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended July 31, 2024, such purchase and sale transactions (excluding accrued interest) were $46,970,000 and $49,870,000, respectively.
3. Investments
During the year ended July 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$69,169,516
Sales	64,246,521
At July 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$331,859,469	$11,754,536	$(7,692,831)	$4,061,705
Futures contracts	—	315,249	—	315,249

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$315,249

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(221,717)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$315,249
During the year ended July 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$5,122,490
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended July 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$315,648	$124,810
Class C	55,172	5,647
Class I	—	86,048
Total	$370,820	$216,505

Western Asset Municipal High Income Fund 2024 Annual Report

For the year ended July 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$58,374
Total	$58,374
6. Distributions to shareholders by class

	Year Ended July 31, 2024	Year Ended July 31, 2023
Net Investment Income:
Class A	$8,318,377	$8,520,426
Class C	267,867	348,191
Class I	4,365,112	4,212,337
Total	$12,951,356	$13,080,954
7. Shares of beneficial interest
At July 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,810,057	$35,646,718	2,896,607	$36,615,091
Shares issued on reinvestment	606,412	7,689,707	620,330	7,805,336
Shares repurchased	(3,804,897)	(48,208,185)	(4,706,357)	(59,398,992)
Net decrease	(388,428)	$(4,871,760)	(1,189,420)	$(14,978,565)
Class C
Shares sold	92,413	$1,161,826	124,383	$1,554,745
Shares issued on reinvestment	20,020	251,875	26,253	328,543
Shares repurchased	(334,046)	(4,223,292)	(414,798)	(5,180,671)
Net decrease	(221,613)	$(2,809,591)	(264,162)	$(3,297,383)
Western Asset Municipal High Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,513,924	$44,344,155	3,648,840	$45,881,990
Shares issued on reinvestment	257,713	3,252,648	239,527	2,999,054
Shares repurchased	(2,887,127)	(36,272,256)	(5,710,145)	(71,370,074)
Net increase (decrease)	884,510	$11,324,547	(1,821,778)	$(22,489,030)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2024.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2024	2023
Distributions paid from:
Tax-exempt income	$12,951,199	$12,972,838
Ordinary income	157	108,116
Total distributions paid	$12,951,356	$13,080,954
As of July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,302,631
Deferred capital losses*	(28,762,168)
Other book/tax temporary differences(a)	(510,553)
Unrealized appreciation (depreciation)(b)	4,376,954
Total distributable earnings (loss) — net	$(22,593,136)

Western Asset Municipal High Income Fund 2024 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the difference between cash and accrual basis distributions paid, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

Western Asset Municipal High Income Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Municipal High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Municipal High Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
September 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Municipal High Income Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2024:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$12,951,199
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$4,833
Section 163(j) Interest Earned	§163(j)	$4,857
Western Asset Municipal High Income Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Municipal High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain
Western Asset Municipal High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional high yield municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2023 was above the median and that the Fund’s performance for the 10-year period ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset Municipal High Income Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional high yield municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Municipal High Income Fund

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Western Asset
Municipal High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Municipal High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Municipal High Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90018-AFSOI 9/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 20, 2024